Stockholders' Equity (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Net unrealized investment gains (losses) including investments reported as assets held-for-sale
Pretax changes in net unrealized investment gains (losses)	$ (19)
Net unrealized investment gains (losses)	44
Fixed maturities
Net unrealized investment gains (losses) including investments reported as assets held-for-sale
Pretax changes in net unrealized investment gains (losses)	(3)
Other Investments
Net unrealized investment gains (losses) including investments reported as assets held-for-sale
Pretax changes in net unrealized investment gains (losses)	(16)
Net unrealized investment gains (losses)	69
Deferred taxes
Net unrealized investment gains (losses) including investments reported as assets held-for-sale
Net unrealized investment gains (losses)	$ (25)